CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling interest	Total
Balance at Dec. 31, 2014	$ 122	$ 1,258,182	$ (443)	$ (1,206,286)	$ 63,754	$ 0	$ 115,329
Balance (in shares) at Dec. 31, 2014	38,148,076
Increase (Decrease) in Stockholders' Equity
Common stock issued upon option exercises	$ 0	39					39
Common stock issued (in shares)	11,543
Repurchase of ordinary shares			(3,695)				(3,695)
Repurchase of ordinary shares (in shares)	(1,563,302)
Restricted stock issued and restricted stock units released							0
Restricted stock issued and restricted stock units released (in shares)	138,997
Stock-based compensation		1,546					1,546
Treasury stock retirement							0
Net income (loss)				(27,158)			(27,158)
Other comprehensive income:
Foreign currency translation					(1,611)		(1,611)
Realized loss from available-for-sale investments					(673)		(673)
Balance at Dec. 31, 2015	$ 122	1,259,767	(4,138)	(1,233,444)	61,470	0	83,777
Balance (in shares) at Dec. 31, 2015	36,735,314
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares			(4,096)				(4,096)
Repurchase of ordinary shares (in shares)	(2,054,655)
Restricted stock issued and restricted stock units released							0
Restricted stock issued and restricted stock units released (in shares)	543,894
Stock-based compensation		2,238					2,238
Net income (loss)				290		(158)	132
Acquisition of non-controlling interests						158	158
Other comprehensive income:
Foreign currency translation					570		570
Recognition due to closure of the subsidiaries					(38)		(38)
Balance at Dec. 31, 2016	$ 122	1,262,005	(8,234)	(1,233,154)	62,002	$ 0	$ 82,741
Balance (in shares) at Dec. 31, 2016	35,224,553						35,225,000
Increase (Decrease) in Stockholders' Equity
Common stock issued upon option exercises	$ 0	135					$ 135
Common stock issued upon option exercises (in shares)	51,666
Repurchase of ordinary shares			(140)				(140)
Repurchase of ordinary shares (in shares)	(72,739)
Restricted stock issued and restricted stock units released		866					866
Restricted stock issued and restricted stock units released (in shares)	302,886
Net income (loss)				6,981			6,981
Other comprehensive income:
Foreign currency translation					2,112		2,112
Recognition due to closure of the subsidiaries					(1,703)		(1,703)
Balance at Dec. 31, 2017	$ 122	$ 1,263,006	$ (8,374)	$ (1,226,173)	$ 62,411		$ 90,992
Balance (in shares) at Dec. 31, 2017	35,506,366						35,506,000